Leases - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Company's incremental borrowing rate	12.75%
Interest expense on lease liabilities	$ 55,795
Right of use asset and lease liability at inception	737,506	$ 0	$ 0
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset and lease liability at inception	737,506
Exploration and evaluation assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 55,795